Shareholders' Equity and Comprehensive Income Shareholders' Equity and Comprehensive Income (Share Repurchase Program) (Details) - USD ($) shares in Millions	12 Months Ended
	Sep. 25, 2015	Sep. 26, 2014	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011	Sep. 09, 2014	Mar. 11, 2014	Jan. 10, 2013
Share Repurchase Program
Repurchase of ordinary shares by treasury	$ 417,000,000	$ 1,833,000,000	$ 300,000,000
Treasury Stock 2014 Share Repurchase Program
Share Repurchase Program
Stock Repurchase Program, Authorized Amount		$ 2,800,000,000				$ 1,000,000,000	$ 1,750,000,000
Stock Repurchase Program, Remaining Authorized Repurchase Amount	1,000,000,000
Treasury Stock 2013 Share Repurchase Program
Share Repurchase Program
Stock Repurchase Program, Authorized Amount								$ 600,000,000.0
Stock Repurchase Program, Remaining Authorized Repurchase Amount	0
Treasury Stock 2011 Share Repurchase Program
Share Repurchase Program
Stock Repurchase Program, Authorized Amount					$ 1,000,000,000
Stock Repurchase Program, Remaining Authorized Repurchase Amount	$ 0
Shares Repurchased During Fiscal 2015 [Member] | Treasury Stock 2014 Share Repurchase Program
Share Repurchase Program
Repurchase of common shares held in treasury, shares	9.7
Repurchase of ordinary shares by treasury	$ 400,000,000
Shares Repurchased During Fiscal 2014 | Treasury Stock 2014 Share Repurchase Program
Share Repurchase Program
Repurchase of common shares held in treasury, shares		30.0
Repurchase of ordinary shares by treasury		$ 1,400,000,000
Shares Repurchased During Fiscal 2014 | Treasury Stock 2013 Share Repurchase Program
Share Repurchase Program
Repurchase of common shares held in treasury, shares		12.0
Repurchase of ordinary shares by treasury		$ 500,000,000
Shares Repurchased During Fiscal 2013 | Treasury Stock 2013 Share Repurchase Program
Share Repurchase Program
Repurchase of common shares held in treasury, shares			3.0
Repurchase of ordinary shares by treasury			$ 100,000,000
Shares Repurchased During Fiscal 2013 | Treasury Stock 2011 Share Repurchase Program
Share Repurchase Program
Repurchase of common shares held in treasury, shares			7.0
Repurchase of ordinary shares by treasury			$ 200,000,000
Shares Repurchased During Fiscal 2012 | Treasury Stock 2011 Share Repurchase Program
Share Repurchase Program
Repurchase of common shares held in treasury, shares				11.0
Repurchase of ordinary shares by treasury				$ 500,000,000
Shares Repurchased During Fiscal 2011 | Treasury Stock 2011 Share Repurchase Program
Share Repurchase Program
Repurchase of common shares held in treasury, shares					6.0
Repurchase of ordinary shares by treasury					$ 300,000,000